Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Finance and Operating leases

The following table shows finance lease liabilities and the associated financial statement line items:

	As of December 31,
	2023	2023	2024
	S$	S$	$
Liabilities
Finance lease liabilities – current	62,778	45,032	32,961
Finance lease liabilities – non-current	73,173	80,476	58,905
Total	135,951	125,508	91,866

As of December 31, 2023 and 2024, “Right-of-use assets, net” consisted of the following:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Motor vehicles under hire purchase	230,334	183,073	134,003
Leased office equipment	73,830	71,434	52,286
Less: Accumulated amortization	(186,084)	(135,482)	(99,168)
Right-of-use assets (finance lease), net	118,080	119,025	87,121

Information related to finance lease activities during the periods are as follows:

	For the Years Ended December 31,
	2023	2024	2024
	S$	S$	$
Finance lease expenses
Amortization	62,346	52,031	38,084
Interest of financing lease liabilities	8,877	8,267	6,051

The following table shows the weighted-average lease terms and discount rates for finance leases:

	As of December 31,
	2023	2024
Weighted average remaining lease term (Years)
Finance leases	2.70	2.91

Weighted average discount rate (%)
Finance leases	5.67	5.21

The following table shows operating lease liabilities and the associated financial statement line items:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Liabilities
Operating lease liabilities – current	136,566	170,776	125,001
Operating lease liabilities – non-current	42,217	96,921	70,942
Total	178,783	267,697	195,943

As of December 31, 2023 and 2024, “Right-of-use assets, net” consisted of the following:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Leasehold buildings	518,964	717,262	525,005
Less: Accumulated amortization	(341,870)	(445,607)	(326,165)
Right-of-use assets (operating lease), net	177,094	271,655	198,840

Information related to operating lease activities during the periods are as follows:

	For the Years Ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	$
Operating lease expenses
Amortization	117,878	129,675	173,256	126,816
Interest of operating lease liabilities	9,953	7,157	6,576	4,813

The following table shows the weighted-average lease terms and discount rates for operating leases:

	As of December 31,
	2023	2024
Weighted average remaining lease term (Years)
Operating leases	1.35	1.56

Weighted average discount rate (%)
Operating leases	3.75	3.42

Schedule of Future Finance Lease Payments

Future finance lease payments as of December 31, 2024 are detailed as follows:

Finance leases	S$	$
2025	50,172	36,724
2026	44,846	32,825
2027	29,388	21,511
2028 and hereafter	10,249	7,502
Total future lease payment	134,655	98,562
Less: Imputed interest	(9,147)	(6,696)
Present value of finance lease liabilities	125,508	91,866
Less: Current portion	(45,032)	(32,961)
Long-term potion of finance lease liabilities	80,476	58,905

Schedule of Future Operating Lease Payments

Future operating lease payments as of December 31, 2024 are detailed as follows:

Operating leases	S$	$
2025	176,613	129,273
2026	98,171	71,857
2027 and hereafter	—	—
Total future lease payment	274,784	201,130
Less: Imputed interest	(7,087)	(5,187)
Present value of operating lease liabilities	267,697	195,943
Less: Current portion	(170,776)	(125,001)
Long-term potion of operating lease liabilities	96,921	70,942